Convertible note - Changes in convertible notes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value measurement
Liabilities at beginning of period	¥ 456,537
Liabilities at end of period	612,350	¥ 456,537
Convertible note 2016
Fair value measurement
Liabilities at beginning of period		70,598	¥ 61,446
Change in fair value		5,193	9,152
Repayment during the year		(75,791)
Liabilities at end of period			70,598
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end		¥ 5,193	¥ 9,152
Convertible note 2020
Fair value measurement
Change in fair value	1,599
Convertible note issued	33,474
Unrealised exchange difference	(883)
Liabilities at end of period	34,190
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	¥ 1,599